CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2021		2,600,000	10,675	400	84,672,258
Balance at Dec. 31, 2021	$ 393,195	$ 26			$ 847	$ 982,537	$ 71	$ (590,286)
Net income	119,063							119,063
Issuance of stock, shares					877,581
Issuance of common stock (Note 11(e))	5,322				$ 9	5,313
Issuance of restricted stock and compensation cost, shares (Note 11(h))					1,470,000
Issuance of restricted stock and compensation cost (Note 11(h))	9,282				$ 15	9,267
Stock repurchased and retired, shares (Note 11(e))					(820,000)
Stock repurchased and retired (Note 11(e))	(3,799)				$ (8)	(3,791)
Issuance of common stock for vessel acquisitions, shares (Notes 6 and 11(e))					16,453,780
Issuance of common stock for vessel acquisitions (Notes 6 and 11(e))	67,853				$ 164	67,689
Dividends on series B preferred stock ($2.21875) (Note 11(d))	(5,769)							(5,769)
Dividends on common stock (Note 11(f))	(79,812)							(79,812)
Dividends in kind (Note 9(g))	(18,189)							(18,189)
Other comprehensive income	182						182
Balance, shares at Dec. 31, 2022		2,600,000	10,675	400	102,653,619
Balance at Dec. 31, 2022	487,328	$ 26			$ 1,027	1,061,015	253	(574,993)
Net income	49,844							49,844
Issuance of stock, shares					6,628,493
Issuance of common stock (Note 11(e))	22,846				$ 66	22,780
Issuance of restricted stock and compensation cost, shares (Note 11(h))					1,750,000
Issuance of restricted stock and compensation cost (Note 11(h))	9,938				$ 18	9,920
Issuance of common stock for vessel acquisitions, shares (Notes 6 and 11(e))					2,033,613
Issuance of common stock for vessel acquisitions (Notes 6 and 11(e))	7,730				$ 20	7,710
Dividends on series B preferred stock ($2.21875) (Note 11(d))	(5,769)							(5,769)
Dividends on common stock (Note 11(f))	(64,276)							(64,276)
Warrants (Note 11(g))	(7,914)							(7,914)
Dividends in kind (Note 9(g))	(10,761)							(10,761)
Other comprehensive income	55						55
Balance, shares at Dec. 31, 2023		2,600,000	10,675	400	113,065,725
Balance at Dec. 31, 2023	489,021	$ 26			$ 1,131	1,101,425	308	(613,869)
Net income	$ 12,746							12,746
Issuance of stock, shares	9,837,680				9,837,680
Issuance of common stock (Note 11(e))	$ 28,047				$ 98	27,949
Issuance of restricted stock and compensation cost, shares (Note 11(h))					2,300,000
Issuance of restricted stock and compensation cost (Note 11(h))	10,012				$ 23	9,989
Dividends on series B preferred stock ($2.21875) (Note 11(d))	(5,769)							(5,769)
Dividends on common stock (Note 11(f))	(29,004)							(29,004)
Other comprehensive income	4						4
Balance, shares at Dec. 31, 2024		2,600,000	10,675	400	125,203,405
Balance at Dec. 31, 2024	$ 505,057	$ 26			$ 1,252	$ 1,139,363	$ 312	$ (635,896)